Net Income Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Net Income Per Share

	Successor		Predecessor
	Three Months	Six Months	Three Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2019	June 30, 2019	June 30, 2018	June 30, 2018
EPS: Pre-IPO net income attributable to Tradeweb Markets LLC(1)	(in thousands, except share and per share amounts)
Numerator:
Pre-IPO net income attributable to Tradeweb Markets LLC		$42,352	38,897	84,205

Denominator:
Weighted average LLC Interests outstanding - Basic		222,222,197	213,435,314	213,435,314
Dilutive effect of equity-settled PRSUs		1,098,260	—	—
Weighted average LLC Interests outstanding - Diluted		223,320,457	213,435,314	213,435,314

Earnings per share - Basic		$0.19	$0.18	$0.39
Earnings per share - Diluted		$0.19	$0.18	$0.39

EPS: Post-IPO net income attributable to Tradeweb Markets Inc.
Numerator:
Post-IPO net income attributable to Tradeweb Markets Inc.	$12,828	$12,828

Denominator:
Weighted average shares of Class A and Class B common stock outstanding - Basic	142,933,192	142,933,192
Dilutive effect of equity-settled PRSUs	2,214,480	2,214,480
Dilutive effect of options	5,699,511	5,699,511
Weighted average shares of Class A and Class B common stock outstanding - Diluted	150,847,183	150,847,183

Earnings per share - Basic	$0.09	$0.09
Earnings per share - Diluted	$0.09	$0.09
(1)

Earnings per share and weighted average shares outstanding for the pre-IPO periods have been computed to give effect to the Reorganization Transactions, including the amendment and restatement of the TWM LLC Agreement to, among other things, (i) provide for LLC Interests and (ii) exchange all of the original members’ existing membership interests for LLC interests.

Tradeweb Markets LLC
Entity Information [Line Items]
Net Income Per Share

	Successor	Predecessor	Predecessor	Predecessor
	October 1,	January 1,	Year	Year
	2018 to	2018 to	Ended	Ended
	December 31, 2018	September 30, 2018	December 31, 2017	December 31, 2016
Net Income (in thousands)	$29,307	$130,160	$83,648	$93,161

Basic Weighted Average Shares Outstanding	222,221,628	215,365,920	212,568,635	210,979,704
Dilutive Effect of Conversion to Equity Settled PRSU	22,223	—	—	—
Diluted Weighted Average Shares Outstanding	222,243,851	215,365,920	212,568,635	210,979,704

Basic Net Income Per Share	$0.13	$0.60	$0.39	$0.44

Diluted Net Income Per Share	$0.13	$0.60	$0.39	$0.44